Financial Instruments - Loan receivables by type of borrower (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Financing Receivable, Recorded Investment [Line Items]
Amounts due from affiliate	$ 4,302	$ 4,328
Advances/ loans to joint ventures	3,755	3,536
Payment activity [Member] | Performing Financial Instruments [Member]
Financing Receivable, Recorded Investment [Line Items]
Trade receivable	4,486	1,228
Amounts due from affiliate	4,302	4,328
Advances/ loans to joint ventures	$ 3,755	$ 3,536